Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Mar. 31, 2015
Document Effective Date	Mar. 31, 2015
Prospectus Date	Mar. 30, 2015
Sentinel Low Duration Bond Fund | Class A
Risk/Return:
Trading Symbol	SSIGX
Sentinel Low Duration Bond Fund | Class S
Risk/Return:
Trading Symbol	SSSGX
Sentinel Low Duration Bond Fund | Class I
Risk/Return:
Trading Symbol	SSBDX
Sentinel Mid Cap Fund | Class A
Risk/Return:
Trading Symbol	SNTNX
Sentinel Mid Cap Fund | Class C
Risk/Return:
Trading Symbol	SMGCX
Sentinel Mid Cap Fund | CLASS I
Risk/Return:
Trading Symbol	SIMGX